Consolidated Statements of Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses from mining business [abstract]
Revenues	$ 433,278	$ 343,267
Cost of sales
Production costs	(202,886)	(224,241)
Depletion and amortization	(66,587)	(95,301)
Earnings from mining operations	163,805	23,725
General and administrative	(16,937)	(14,636)
Share-based compensation expense	(5,507)	(5,075)
Project evaluation recovery (expense)	408	(1,397)
Gain (loss) on derivatives	(13,008)	1,937
Other income	1,483	1,495
Income before financing costs and income taxes	130,244	6,049
Finance expenses, net	(51,935)	(42,761)
Call premium on settlement of debt	(6,941)	0
Foreign exchange gain (loss)	(555)	4,092
Income (loss) before income taxes	70,813	(32,620)
Income tax recovery (expense)	(34,341)	9,096
Net income (loss)	36,472	(23,524)
Items that will remain permanently in other comprehensive income (loss):
Gain (loss) on financial assets	(677)	5,360
Items that may in the future be reclassified to profit (loss):
Foreign currency translation reserve	(348)	(4,513)
Total other comprehensive income (loss)	(1,025)	847
Total comprehensive income (loss)	$ 35,447	$ (22,677)
Earnings (loss) per share
Basic	$ 0.13	$ (0.09)
Diluted	$ 0.13	$ (0.09)
Weighted average shares outstanding (thousands)
Basic	283,593	250,529
Diluted	287,504	250,529